TAXES ON INCOME	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 14 - TAXES ON INCOME:

a.InMode Ltd.

The Company is taxed according to Israeli tax laws:

1)Measurement of results for tax purposes

Since 2008 until 2019, the Company has measured the results of InMode Ltd. (the "Israeli Company") for tax purposes in nominal terms in NIS. Starting from 2020, and onwards, the Company’s results for Israeli tax purposes are measured in U.S dollars based on the Dollar Regulations which the company chose to implement for Israeli tax purposes (detailed rules apply in this regard).

These consolidated financial statements are presented in U.S. dollars. The changes in the exchange rate of the dollar, both on an annual and a cumulative basis cause a difference between taxable income and income reflected in these consolidated financial statements. ASC 740-10-25 prohibits the recognition of deferred tax liabilities or assets that arise from differences between the financial reporting and tax bases of assets and liabilities that are re-measured from the local currency into dollars using historical exchange rates, and that result from changes in exchange rates or indexing for tax purposes. Consequently, the above-mentioned differences were not reflected in the computation of deferred tax assets and liabilities.

2)Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (hereinafter - the law)

Under the Encouragement of Capital Investments Law, including Amendment No. 60 thereof as published in April 2005, by virtue of the “Approved Enterprise” or “Benefited Enterprise” status, the Israeli Company is entitled to various tax benefits as follows:

a)Reduced tax rates

Income derived from the Benefited Enterprise during a 10-year period commencing upon the year in which the enterprise first realizes taxable income is tax exempt, provided that the maximum period to which it is restricted by the Encouragement of Capital Investments Law has not elapsed.

In 2009, the Israeli Company received a tax ruling (the “Ruling”) approving its activity as a Benefited Enterprise, provided that the Israeli Company meets the requirements under the Ruling. The Israeli Company’s facility obtained the status of a Benefited Enterprise, which made it eligible for tax benefits for a period of up to ten years.

The period of benefits of the Benefited Enterprise of the Israeli Company commenced in 2012. As of December 31, 2021, the Company’s retained earnings derived substantially all from the benefits of Benefited Enterprise.

INMODE LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(U.S. dollars in thousands, except per share amounts)

NOTE 14 - TAXES ON INCOME (continued):

In the event of a distribution of dividends (or deemed dividends) from income that was tax exempt as discussed above, the Company will be required to pay the applicable corporate tax that would otherwise have been payable on such income according to the law. In addition, upon distribution of dividends from tax-exempt income, the recipient shall be subject to tax at the rate of 15% (or lower, if so, provided under an applicable tax treaty), which would generally be withheld at source by the distributing company.

b)Conditions for entitlement to the benefits

The Israeli Company entitlement to the benefits described above is subject to its fulfilling the conditions stipulated by the law, rules and regulations published thereunder, in its Benefited Enterprise as determined on the ruling received. These conditions include, among other things, that the production, directly or through subcontractors, of all the Company’s products should be performed in certain areas of Israel. If there is any failure by the Israeli Company to comply with these conditions, the benefits may be cancelled and the Israeli Company may be required to refund the amount of the benefits, in whole or in part, with interest.

c)Amendments of the Law for the Encouragement of Capital Investments, 1959

Additional amendments to the Investment Law became effective in January 2011 and were further amended in August 2013 (the “2011 Amendment”). Under the 2011 Amendment, income derived by ‘Preferred Companies’ from ‘Preferred Enterprises’ (both as defined in the 2011 Amendment) would be subject to a uniform rate of corporate tax for an unlimited period as opposed to the incentives prior to the 2011 Amendment that were limited to income from Approved or Benefited Enterprises during their benefits period. According to the 2011 Amendment, the tax rate applicable to such income, referred to as ‘Preferred Income,’ would be 10% in areas in Israel that are designated as Development Zone “A” and 15% elsewhere in Israel in 2011 and 2012, 7% and 12.5%, respectively, in 2013, 9% and 16% respectively, in 2014, 2015 and 2016, and 7.5% and 16%, respectively, from 2017 and thereafter. Income derived by a Preferred Company from a ‘Special Preferred Enterprise’ (as defined in the Investment Law) would enjoy further reduced income tax rates for a period of ten years of 5% in Development Zone A and 8% elsewhere. As of January 1, 2014, dividends distributed from Preferred Income would subject the recipient to a 20% tax (or lower, if so provided under an applicable tax treaty), which would generally be withheld at source by the distributing company; provided, however, that dividends distributed from ‘Preferred Income’ from one Israeli corporation to another would not be subject to tax. Under the transitional provisions of the 2011 Amendment, companies may elect to irrevocably implement the 2011 Amendment with respect to their existing Approved and Benefited Enterprises while waiving benefits provided under the legislation prior to the 2011 Amendment or keep implementing the legislation prior to the 2011 Amendment.

While the Company may incur additional tax liability in the event of distribution of dividends from tax exempt income generated from its Approved and Benefited Enterprises as previously described, no additional tax liability will be incurred by the Company in the event of distribution of dividends from Preferred Income.

INMODE LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(U.S. dollars in thousands, except per share amounts)

NOTE 14 - TAXES ON INCOME (continued):

Additional amendments to the Investment Law became effective in January 2017 (the “2017 Amendment”). Under the 2017 Amendment, and provided the conditions stipulated therein are met, income derived by Preferred Companies from ‘Preferred Technological Enterprises’ (“PTE”) (as defined in the 2017 Amendment), would be subject to reduced corporate tax rates of 7.5% in Development Zone “A” and 12% elsewhere, or 6% in case of a ‘Special Preferred Technological Enterprise’ (“SPTE”) as defined in the 2017 Amendment) regardless of the company’s geographical location within Israel. A Preferred Company distributing dividends from income derived from its PTE or SPTE, would subject the recipient to a 20% tax (or lower, if so provided under an applicable tax treaty). The 2017 Amendment further provides that, in certain circumstances, a dividend distributed to a corporate shareholder who is not an Israeli resident for tax purposes would be subject to a 4% tax (inter alia, if the amount of foreign investors in the distributing company exceeds 90%). Such taxes would generally be withheld at source by the distributing company.

On June 14, 2017, the Encouragement of Capital Investments Regulations (Preferred Technology Income and Capital Profits for a Technological Enterprise), 2017 (the “Regulations”) were published, which adopted Action 5 under the base erosion and profit shifting (“BEPS”) regulations. The Regulations describe, inter alia, the mechanism used to determine the calculation of the benefits under the PTE and under the SPTE Regime and determine certain requirements relating to documentation of intellectual property for the purpose of the PTE. According to these provisions, a company that complies with the terms under the PTE regime may be entitled to certain tax benefits with respect to income generated during the company’s regular course of business and derived from the preferred intangible asset (as determined in the Investments Law), excluding income derived from intangible assets used for marketing and income attributed to production activity. In the event that intangible assets used for marketing purposes generate over 10% of the PTE’s income, the relevant portion, calculated using a transfer pricing study, would be subject to regular corporate income tax. If such income does not exceed 10%, the PTE will not be required to exclude the marketing income from the PTE’s total income. The Regulations set a presumption of direct production expenses plus 10% with respect to income related to production, which can be countered by the results of a supporting transfer pricing study. Tax rates applicable to such production income expenses will be similar to the tax rates under the Preferred Enterprise regime, to the extent such income would be considered as eligible. In order to calculate the preferred income, the PTE is required to take into account the income and the research and development expenses that are attributed to each single preferred intangible asset. Nevertheless, it should be noted that the transitional provisions allow companies to take into account the income and research and development expenses attributed to all of the preferred intangible assets they have. Under the Regulations, the Company’s corporate tax rate is expected to be between 7.5% to 10%.

Under the transitional provisions of the law, a company is allowed to continue to enjoy the tax benefits available under the law prior to its amendment until the end of the period of benefits, as defined in the law. In each year during the period of benefits as a Benefited Enterprise, the Company will be able to opt for application of the amendment, thereby making available the tax rates discussed above. The Company’s election to apply the amendment is irrecoverable.

As of December 31, 2021, the Company’s management decided not to adopt the application of the amendment.

INMODE LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(U.S. dollars in thousands, except per share amounts)

NOTE 14 - TAXES ON INCOME (continued):

Pursuant to a recent amendment to the Investments Law which became effective on November 15, 2021, a company that elects by November 15, 2022 to pay a reduced corporate tax rate as set forth in that amendment (rather than the regular corporate tax rate applicable to Approved Enterprise income) with respect to undistributed exempt income accumulated by the company until December 31, 2020 will be entitled to distribute a dividend from such income or to be used for any other reason found by the Company, without being required to pay additional corporate tax. A company that has so elected must make certain qualified investments in Israel over the five-year period commencing on the year of which the company has elected to pay the reduced corporate tax rate. A company that has elected to apply the amendment cannot withdraw from its election. The Company is currently reviewing the new amendment and its implications to the Company. If the Company elects to take advantage of the amendment, it will be required to pay up to approximately NIS 43.5 million (approximately $14.0 million) as a one-time payment, and as a result NIS 605 million (approximately $195.0 million) of the Company’s undistributed exempt income for years 2012 until 2020 will be entitled to be distributed as dividend or to be used for any other reason found by the Company without being required to pay additional corporate tax. If the Company does not elect to take advantage of the amendment, it may be required to pay up to approximately NIS 108.8 million (approximately $35.0 million) for the years 2012 until 2020, and regarding 2021, regardless of the amendment, the Company may be required to pay up to approximately NIS 77.2 million (approximately $24.8 million), if the Company distributed all of its retained earnings that are subject to the tax exemption.

3)Corporate tax rate in Israel

The Company is taxed in accordance with Israeli tax laws. The corporate tax rate is 23% for 2018 and thereafter. Capital gain is subject to capital gain tax according to the corporate tax rate in the year the assets are sold.

b.Subsidiaries outside of Israel

Subsidiaries that are incorporated outside of Israel are assessed for taxes under the tax laws in their countries of residence.

In March 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted in the US, which provides among others, tax relief measures for businesses including a five-year net operating loss (“NOL”) carry back. As a result, the Company recognized in its consolidated financial statements a receivable tax asset in the amount of $2,894, under current other receivables.

As of December 31, 2021, the Company’s subsidiary in U.S has an accumulated tax loss carryforward of approximately $220.2 million derived mainly from exercises of options by employees which provided the Company tax deductions in excess of the actual compensation expenses (recognized in loss), under the Tax Cuts and Jobs Act of 2017 (“TCJA”).

Under U.S. tax laws, subject to certain limitations, carryforward tax losses originating in tax years beginning after January 1, 2018, have no expiration date, but they are limited to 80% of the company's taxable income in any given tax year. However, the 80% limitation is temporarily removed by the CARES Act, which reinstates the 80% limitation for tax years beginning after 2020. A full valuation allowance was created against the Company’s subsidiary in U.S deferred tax assets. Management currently believes that it is more likely than not that the deferred taxes generated in U.S will not be realized in the foreseeable future.

INMODE LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(U.S. dollars in thousands, except per share amounts)

NOTE 14 - TAXES ON INCOME (continued):

c.Deferred income taxes

Deferred income taxes reflect the net tax effects of loss and credit carryforwards and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the Company’s net deferred tax assets (liabilities) at December 31, 2021 and 2020 were as follows:

	December 31
	2021	2020
Deferred tax assets in respect of:

Subsidiaries carryforward losses	58,389	22,857
Other temporary differences	2,874	2,369
Share-based compensation	2,884	2,943
Deferred tax asset in respect to other comprehensive loss	394	-
Total deferred tax asset before valuation allowance	64,541	28,169
Valuation allowance	(63,207)	(27,999)
Total deferred tax asset	1,334	170
Deferred tax lability in respect to other comprehensive income	-	(106)
Total deferred tax liability	-	(106)
Deferred tax asset, net	1,334	64

Deferred taxes are computed using the tax rates expected to be in effect when those differences reverse.

The Company records net deferred tax assets to the extent it believes these assets will more likely than not be realized in the foreseeable future. As of each reporting date, management considers new evidence, both positive and negative, that could impact management’s view with regard to the future realization of deferred tax assets for each jurisdiction.

INMODE LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(U.S. dollars in thousands, except per share amounts)

NOTE 14 - TAXES ON INCOME (continued):

d.Reconciliation of theoretical tax expense to actual tax expense

Following is a reconciliation of the theoretical provision for income tax, assuming all income is taxed at the statutory corporate tax rate applicable to Israeli corporations, and the actual tax on income:

	Year ended December 31
	2021	2020	2019

Income before taxes on income	168,002	76,132	62,041
Theoretical tax expenses at the statutory rate of InMode	23%	23%	23%
	38,640	17,510	14,270
Increase (decrease) in taxes on income due to:
Benefits to the Benefited Enterprise	(37,478)	(16,652)	(13,844)
Different effective tax rates applicable to the Subsidiaries	(2,033)	235	49
NOL carry back as part of the CARES Act relief	-	(2,894)	-
Valuation allowance	40	17	60
Uncertain tax position	1,921	1,416	723
Non-deductible expenses and other permanent differences, mainly share based compensation expenses	1,838	1,426	(437)
Previous years	-	49	62
	2,928	1,107	883

e.Tax assessments

In accordance with the Israel Income Tax Ordinance, as of December 31, 2021, all tax assessments on the Israeli Company and one of the Company’s subsidiary in Israel through tax year 2016 are considered final. The Israeli Company is going through tax assessment by Israel tax authorities for tax years 2017 until 2020.

As of December 31, 2021, all tax assessments on the Company’s subsidiary in the United States, through tax year 2016, are considered final, in accordance with the tax law in its country of residence.

The other Company’s subsidiaries open tax years, range form 2016-2021, in their relevant jurisdictions.

INMODE LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(U.S. dollars in thousands, except per share amounts)

NOTE 14 - TAXES ON INCOME (continued):

f.Income before income taxes is composed of the following:

	Year ended December 31
	2021	2020	2019

InMode Ltd.	163,370	72,712	59,320
Subsidiaries outside Israel	4,632	3,420	2,721
	168,002	76,132	62,041

g.Tax expenses (tax benefit):

	Year ended December 31
	2021	2020	2019
Current:
Israel	3,829	1,411	500
Subsidiaries	(131)	(2,082)	910
	3,698	(671)	1,410
Previous year:
Israel	-	-	62
Subsidiaries	-	49	-
	-	49	62
Deferred:
Israel	(770)	30	(200)
Subsidiaries	-	1,699	(389)
	(770)	1,729	(589)
Total taxes on income	2,928	1,107	883

h.Uncertain tax positions:

ASC No. 740, Income Taxes, requires significant judgment in determining what constitutes an individual tax position as well as assessing the outcome of each tax position. Changes in judgment as to recognition or measurement of tax positions can materially affect the estimate of the effective tax rate and consequently, affect the operating results of the Company.

The following table summarizes the activity of the Company’s unrecognized tax benefits:

	Year ended December 31
	2021	2020

Balance at January 1	2,910	1,494
Increase (decrease) in uncertain tax positions for the previous years, net	(804)	-
Increase in uncertain tax positions for the current year	2,725	1,416
Balance at December 31	4,831	2,910

The Company does not expect uncertain tax positions to change significantly over the next 12 months, except in the case of settlements with tax authorities, the likelihood and timing of which is difficult to estimate.